Segment information - Schedule of Segment Results (Details) € in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€) segment	Dec. 31, 2022 EUR (€) segment	Dec. 31, 2021 EUR (€)
Disclosure of operating segments [line items]
Net sales	€ 43,070	€ 42,997	€ 37,761
Other revenues	3,374	2,392	1,414
Cost of sales	(14,236)	(13,695)	(12,255)
Research and development expenses	(6,728)	(6,706)	(5,692)
Selling and general expenses	(10,692)	(10,492)	(9,555)
Share of profit/(loss) from investments accounted for using the equity method	(115)	68	39
Net income attributable to non-controlling interests	€ 36	€ 113	56
Number of operating segments | segment	2	3
Total Sanofi
Disclosure of operating segments [line items]
Net sales	€ 43,070	€ 42,997	37,761
Other revenues	3,374	2,392	1,414
Cost of sales	(14,216)	(13,692)	(12,251)
Research and development expenses	(6,728)	(6,706)	(5,692)
Selling and general expenses	(10,692)	(10,492)	(9,555)
Other operating income and expenses	(2,224)	(1,514)	(946)
Share of profit/(loss) from investments accounted for using the equity method	122	88	39
Net income attributable to non-controlling interests	(36)	(33)	(56)
Business operating income	12,670	13,040	10,714
Biopharma
Disclosure of operating segments [line items]
Net sales	37,890	37,812	33,293
Other revenues	3,322	2,330
Cost of sales	(12,282)	(11,793)
Research and development expenses	(6,509)	(6,503)
Selling and general expenses	(8,868)	(8,736)
Other operating income and expenses	(2,387)	(1,679)
Share of profit/(loss) from investments accounted for using the equity method	101	76
Net income attributable to non-controlling interests	(20)	(17)
Business operating income	11,247	11,490
Pharmaceuticals
Disclosure of operating segments [line items]
Net sales			26,970
Other revenues			264
Cost of sales			(6,965)
Research and development expenses			(4,330)
Selling and general expenses			(5,326)
Other operating income and expenses			(1,172)
Share of profit/(loss) from investments accounted for using the equity method			17
Net income attributable to non-controlling interests			(49)
Business operating income			9,409
Vaccines
Disclosure of operating segments [line items]
Net sales			6,323
Other revenues			1,095
Cost of sales			(3,430)
Research and development expenses			(712)
Selling and general expenses			(805)
Other operating income and expenses			128
Share of profit/(loss) from investments accounted for using the equity method			11
Net income attributable to non-controlling interests			(1)
Business operating income			2,609
Consumer Healthcare
Disclosure of operating segments [line items]
Net sales	5,180	5,185	4,468
Other revenues	52	62	55
Cost of sales	(1,933)	(1,903)	(1,606)
Research and development expenses	(219)	(205)	(153)
Selling and general expenses	(1,828)	(1,761)	(1,388)
Other operating income and expenses	181	148	111
Share of profit/(loss) from investments accounted for using the equity method	21	12	11
Net income attributable to non-controlling interests	(16)	(16)	(5)
Business operating income	1,438	1,522	1,493
Other
Disclosure of operating segments [line items]
Net sales	0	0	0
Other revenues	0	0	0
Cost of sales	(1)	4	(250)
Research and development expenses	0	2	(497)
Selling and general expenses	4	5	(2,036)
Other operating income and expenses	(18)	17	(13)
Share of profit/(loss) from investments accounted for using the equity method	0	0	0
Net income attributable to non-controlling interests	0	0	(1)
Business operating income	€ (15)	€ 28	€ (2,797)